Label	Element	Value
AGF Emerging Markets Equity Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AGF Investments Trust

AGF Emerging Markets Equity Fund

(collectively, the “Funds”)

Supplement dated June 3, 2020, to the currently effective

Prospectuses and Statements of Additional Information (“SAIs”) for the Funds, dated November 1, 2019, with respect to the AGF Global Sustainable Growth Equity Fund and dated January 1, 2020, with respect to the AGF Emerging Markets Equity Fund, as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectuses and SAIs for the Funds and should be read in conjunction with the Prospectus and SAIs for the Funds.

Effective immediately, the Funds’ Prospectus and SAIs are revised as follows.

At a special meeting of the shareholders of the AGF Emerging Markets Equity Fund held on May 11, 2020, the AGF Emerging Markets Equity Fund’s shareholder approved a proposal to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and eliminated a related fundamental investment restriction. Accordingly, effective immediately, the AGF Emerging Markets Equity Fund is non-diversified and may invest a greater portion of its assets in one or more issuers or in fewer issuers than diversified mutual funds, and the Fund’s Prospectus and SAI are revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AGF Emerging Markets Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is added to the end of the last paragraph of the section of the Fund’s Prospectus entitled “Principal Investment Strategies”:

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The paragraph entitled “Market Risk” of the “Principal Investment Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of the Fund.

The following is added to the end of the section of the Fund’s Prospectus entitled “Principal Investment Risks”:

Non-Diversification Risk: The Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement for Future Reference
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets.